Other Payables	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES
10.	OTHER PAYABLES

As of April 30, 2026 and October 31, 2025, other payables consisted of:

	April 30, 2026	October 31, 2025
VAT and other taxes payable	$7,220,548	$4,984,719
Others	21,389	20,656
Totals	$7,241,937	$5,005,375

10.	OTHER PAYABLES

As of October 31, 2025 and 2024, other payables consisted of:

	October 31, 2025	October 31, 2024
VAT and other taxes payable	$4,984,719	$3,353,963
Others	20,656	—
Totals	$5,005,375	$3,353,963